Retirement plans liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 45,733,815	R$ 31,921,400
Contributions received	3,333,361	3,007,321
Transfer with third party plans	5,562,491	10,580,681
Claims paid	(210)	0
Withdraws	(3,847,214)	(3,441,303)
Other provisions (Constitution/Reversion)	(9,185)	(54,828)
Monetary correction and interest income	(5,617,647)	(3,610,888)
Ending balance	R$ 56,409,075	R$ 45,733,815